FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 1,962	$ (1,388)
Incentive fees	(24)	(16)	$ (104)
Financial instruments and other	583	82	(158)
Total fair value (losses) gains, net	2,521	(1,322)	596
Losses on change In fair value of and right-of-use investment properties	(5)	(16)
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	1,791	(1,607)	301
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	171	219	$ 557
Atlantis
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 62	62
Self Storage Portfolio
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property		$ 141